Stream, Royalty and Other Interests	12 Months Ended
Dec. 31, 2020
Text block1 [abstract]
Stream, Royalty and Other Interests
5 – Stream, Royalty and Other Interests

A.	Carrying Amount
As of and for the year ended December 31, 2020:

	COST			ACCUMULATED DEPLETION
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,091	$—	$11,091	$985	$1,067	$—	$—	$2,052	$9,039
Black Fox, Canada	37,817	—	37,817	29,412	1,014	—	—	30,426	7,391
Bracemac-McLeod, Canada	21,495	—	21,495	18,099	1,485	—	—	19,584	1,911
Chapada, Brazil	69,554	—	69,554	13,968	2,914	—	—	16,882	52,672
Diavik, Canada	53,111	23	53,134	33,273	2,085	—	7,862	43,220	9,914
Fruta del Norte, Ecuador	33,259	8	33,267	34	1,256	—	—	1,290	31,977
Hod Maden, Turkey	5,818	—	5,818	—	—	—	—	—	5,818
Houndé, Burkina Faso	45,101	19	45,120	8,515	3,816	—	—	12,331	32,789
Hugo North Extension and Heruga, Mongolia	35,351	1	35,352	—	—	—	—	—	35,352
Karma, Burkina Faso	26,289	—	26,289	13,248	3,843	349	—	17,440	8,849
Ming, Canada	20,070	5	20,075	11,055	445	—	—	11,500	8,575
Relief Canyon, United States	26,416	25	26,441	—	2,820	87	—	2,907	23,534
Santa Elena, Mexico	23,354	—	23,354	21,610	312	10	—	21,932	1,422
Yamana silver stream, Argentina	74,252	—	74,252	15,764	10,119	—	—	25,883	48,369
Other Royalties 1	234,474	3,445	237,919	155,956	1,948	—	1,015	158,919	79,000

Total 2	$717,452	$3,526	$720,978	$321,919	$33,124	$446	$8,877	$364,366	$356,612

1	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim and others.
2	Stream, Royalty and Other Interests includes non-depletable assets of $58.4 million and depletable assets of $298.2 million.

As of and for the year ended December 31, 2019:

	COST			ACCUMULATED DEPLETION
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$58	$11,091	$310	$675	$—	$—	$985	$10,106
Bachelor Lake, Canada	24,029	4	24,033	23,564	469	—	—	24,033	—
Black Fox, Canada	37,799	18	37,817	28,091	1,321	—	—	29,412	8,405
Bracemac-McLeod, Canada	21,495	—	21,495	16,521	1,578	—	—	18,099	3,396
Chapada, Brazil	69,528	26	69,554	10,602	3,366	—	—	13,968	55,586
Diavik, Canada	53,111	—	53,111	23,569	7,256	—	2,448	33,273	19,838
Fruta del Norte, Ecuador	—	33,259	33,259	—	34	—	—	34	33,225
Hod Maden, Turkey	5,818	—	5,818	—	—	—	—	—	5,818
Houndé, Burkina Faso	45,036	65	45,101	4,478	4,037	—	—	8,515	36,586
Hugo North Extension and Heruga, Mongolia	35,351	—	35,351	—	—	—	—	—	35,351
Karma, Burkina Faso	26,289	—	26,289	9,873	3,375	—	—	13,248	13,041
Ming, Canada	20,070	—	20,070	9,866	1,189	—	—	11,055	9,015
Relief Canyon, United States	—	26,416	26,416	—	—	—	—	—	26,416
Santa Elena, Mexico	23,354	—	23,354	21,058	552	—	—	21,610	1,744
Yamana silver stream, Argentina	74,236	16	74,252	6,072	9,692	—	—	15,764	58,488
Other Royalties 2	209,579	862	210,441	128,518	3,193	—	212	131,923	78,518

Total 3	$656,728	$60,724	$717,452	$282,522	$36,737	$—	$2,660	$321,919	$395,533

1
Depletion during the period in the Consolidated Statements of Income (loss) of $37.8 million is comprised of depletion expense for the period of $36.7 million, and $1.1 million from depletion in ending inventory as at December 31, 2018.

2	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim and others.
3	Stream, Royalty and Other Interests includes non-depletable assets of $56.4 million and depletable assets of $339.1 million.

B.	Significant updates and other transactions
FRUTA DEL NORTE
On January 18, 2019, the Company acquired a 0.9% NSR royalty on precious metals produced from the Fruta del Norte gold project in Ecuador, operated by Lundin Gold Inc. The NSR royalty was acquired from a private third party for
$32.8
million in cash and covers all mining concessions held by Lundin Gold Inc. on the Fruta del Norte gold project.
RELIEF CANYON
On April 3, 2019, the Company entered into a
$42.5 million financing package with Americas Gold and Silver Corp. (“Americas Gold”) which included
a $25 million precious metal stream and an NSR on the Reli
ef Canyon gold project in Nevada, U.S.A. (“Relief Canyon” or the “Relief Can
yon
Mine
”), a $10 million convertible debenture and a $7.5 million private placement.
Under the terms of the stream, Sandstorm is entitled to receive
32,022 ounces of gold over a 5.5 year period
which began in the second quarter of 2020
(the “Fixed Deliveries”). After receipt of the Fixed Deliveries, the Company is entitled to purchase 4% of the gold and silver produced from the Relief Canyon
Mine
for ongoing per ounce cash payments equal to 30%–65% of the spot price of gold or silver, with the range dependent on the concession’s existing royalty obligations. In addition, Sandstorm will also receive a 1.4%–2.8% NSR on the area surrounding the Relief Canyon mine.
Americas Gold may elect to reduce the 4.0% Stream and NSR on the Relief Canyon mine
by delivering 4,000 ounces of gold to Sandstorm (the “Purchase Option”). The Purchase Option may be exercised by Americas Gold at any time and is subject to a 10% annual premium. Upon exercising the Purchase Option, the 4.0% Stream will decrease to 2.0% and the NSR will decrease to 1.0%.

C.	Impairment
During the year ended December 31, 2020:
Due to adverse diamond market conditions, partly exacerbated by the COVID-19 pandemic, the Company estimated the recoverable amount of the Diavik royalty and, during the year ended December 31, 2020, recorded an impairment charge of

$7.9 mi
llion. The recoverable amount of $11.3 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. This is a level 3 measurement due to the unobservable inputs in the model. Key assumptions used in the cash flow forecast were: a mine life of approximately three years, a diamond price ranging from $55–$90 per carat and a 4% discount rate. The recoverable amount of Diavik is most sensitive to changes in diamond prices and mine life. In isolation, a 10% decrease in diamond prices would result in a reduction in the recoverable amount of approximately $1.2 million and a one year reduction in mine life would result in a reduction in the recoverable amount of approximately $3.5 million.

During the year ended December 31, 2019:
As a result of a continued decline in the price of diamonds, the Company estimated the recoverable amount of the Diavik royalty and recorded an impairment charge of $2.4 million. The recoverable amount of $19.8 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. This is a level 3 measurement due to the unobservable inputs in the model. Key assumptions used in the cash flow forecast were: a mine life of approximately 3 years, a diamond price ranging from $110–$130 per carat and a 4% discount rate.